CONSOLIDATED BALANCE SHEETS (Parenthetical) (USD $)	Dec. 31, 2013	Dec. 31, 2012
CONSOLIDATED BALANCE SHEETS [Abstract]
Ordinary shares, par value (in US dollars per share)	$ 0.005	$ 0.005
Ordinary shares, shares authorized (in shares)	200,000,000	200,000,000
Ordinary shares, shares issued (in shares)	94,814,866	91,672,320
Ordinary shares, shares outstanding (in shares)	94,814,866	91,672,320